Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Cash flows from operating activities:
Net loss	$ (835,880)	$ (638,063)	$ (2,932,828)	$ (2,721,627)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid on behalf of the Company by related party		3,628	12,627	23,817
Depreciation and amortization	155,822	36,094	160,108	72,188
Derivative expense				767,650
Early prepayment fee on convertible debentures		69,131	69,131
(Gain) loss on extinguisment of debt	(43,214)	12,500	12,500
Gain on forgiveness of loan payment			(3,338)
Gain on change in fair value of derivative		(22,096)	(22,096)	(88,876)
Amortization of debt discount	73,108	202,500	272,130	67,500
Amortization of right of use asset		9,610	9,610	19,217
Stock-based compensation	225,000	38,000	2,004,875	252,700
Subscription payable			10,000
Changes in operating assets and liabilities:
Accounts receivable	95,582	(1,811)	(94,753)	255
Prepaid expenses	(41,127)	(4,358)	20,167	82,558
Inventories	(19,752)		(10,235)
Deposit on sales	(22,142)	29,725
Customer deposits			59,995	(71,225)
Operating lease liability		(10,050)	(10,050)	(18,777)
Accounts payable and accrued expenses	44,659	(38,462)	145,102	720,150
Net Cash Used In Operating Activities	(367,944)	(313,652)	(297,055)	(894,470)
Cash flows from investing activities:
Purchase of equipment	(49,396)
Cash received from acquisition			66,994
Net Cash Used in Investing Activities			66,994
Cash flows from financing activities:
Proceeds from sale of common stock	583,000	515,108	515,108
Proceeds from notes payable		194,870	194,870	175,000
Proceeds from convertible debt				250,000
Proceeds from stock subscription			60,000
Payment on note payable	(1,213)		(8,935)
Payment on convertible debt		(339,131)	(339,131)
Payment on finance leases	(12,182)		(8,345)
Proceeds from related parties		5,500	5,500	34,980
Payment of related party payables		(33,628)	(47,194)	(29,730)
Net Cash Provided by Financing Activities	569,605	342,719	371,873	430,250
Effect of exchange rate on cash				(252)
Net change in cash	152,265	29,067	141,812	(464,472)
Cash and cash equivalents - Beginning of period	151,993	10,181	10,181	474,653
Cash and cash equivalents - End of period	304,258	39,248	151,993	10,181
Cash paid for:
Interest	4,060		11,555
Income taxes
Supplemental disclosure of non-cash investing and financing activities
Common stock and note issued for acquisition			7,418,073
Adoption of ASC 842 Operating lease asset and liability				28,827
Common stock issued for settlement of notes payable		287,500
Common stock issued for prepaid consulting	400,000	12,500
Non-cash payment for license agreement	57,000
Derivative liability warrant reclassed to equity		906,678	906,678
Common issued for subscription payable	$ 70,000
Debt discount on convertible notes				270,000
Common stock issued for accounts payable				240,000
Common stock issued for settlement of debt			$ 287,500